Inventories	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Inventories
11.	Inventories
The components of inventories are as follows:

	Yen in millions
	March 31,
	2020	2021
Finished goods	37,641	40,738
Work-in-process	16,232	15,128
Raw materials and supplies	21,587	23,254

Total	75,460	79,120

The write-downs of inventories recorded within cost of sales were JPY 3,945 million, JPY 4,650 million and JPY 5,456 million for the years ended March 31, 2019, 2020 and 2021 respectively.